Walden International Equity Fund
Walden International Equity Fund
Investment Goals
The Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden International Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Walden International Equity Fund Walden International Equity Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Walden International Equity Fund Walden International Equity Fund
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.64%
Total Annual Fund Operating Expenses		1.39%
Fee Waiver and/or Expense Reimbursement	[2]	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal period.
[2]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.15% of its average daily net assets through August 1, 2016 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles). The Adviser may seek recoupment of fees waived or expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Walden International Equity Fund | Walden International Equity Fund | USD ($)	117	416

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities of high quality large and middle capitalization companies located in developed countries. Under normal market conditions, the Fund will invest a majority of its assets in non-U.S. securities. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of June 30, 2015, the range would encompass firms with market capitalizations from $1 million to $233 billion. The Fund is broadly diversified across countries, economic sectors, and currencies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities, including ordinary shares (also known as common stocks), depositary receipts, preferred stock, securities convertible or exchangeable into common stocks, warrants, and rights to purchase common stocks. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

The Walden International Equity Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in investment selection and portfolio management. In selecting stocks, Walden Asset Management (“Walden”), an affiliate of the Adviser, favors investment in companies it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. Proxy voting policies and practices reflect ESG considerations as a means to strengthen portfolio company ESG performance and accountability. Shareholder engagement may also be utilized.

Walden researches, evaluates and seeks to promote corporate responsibility in five areas: products and services; workplace conditions; community impact; environmental impact; and corporate governance. In each of the five areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate better practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Mangement Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign and Emerging Market Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. These risks are magnified in “emerging markets”.

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

ESG Criteria Risk: The Fund’s social criteria exclude securities of certain issuers for nonfinancial reasons, therefore, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

Because the Fund has less than a full calendar year of investment operations, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 1-800-282-8782, extension 7050.